Derivatives (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Number of interest rate swaps (derivatives)	2
Notional amount of designated cash flow hedge	$ 20,000,000
Gain reported in accumulated other comprehensive income	13,000
Change in net unrealized gain on derivative, tax	7,000
Cash flow hedge - asset	192,000	0
Cash flow hedge - liability	191,000	283,000
Amount deposited with counterparty	250,000
Derivatives, pledged as collateral pledged	250,000
Non-hedge derivatives, assets	135,000
Non-hedge derivatives, liabilities	113,000
Interest Rate Swap One [Member]
Derivatives, Fair Value [Line Items]
Notional amount of designated cash flow hedge	20,000,000
Interest Rate Swap Two [Member]
Derivatives, Fair Value [Line Items]
Notional amount of designated cash flow hedge	7,500,000
Non-Designated Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivatives, pledged as collateral pledged	200,000
Hedges recorded in net income	$ 204,000	$ 16,000